Legg Mason Classic Valuation Fund
       Supplement to the Primary Class Prospectus dated February 22, 2001

                          Legg Mason Opportunity Trust
         Supplement to the Primary Class Prospectus dated April 18, 2001

                         Legg Mason Global Income Trust
                      Legg Mason International Equity Trust
                        Legg Mason Emerging Markets Trust
                             Legg Mason Europe Fund
   Supplement to the Primary Class and Class A Prospectus dated April 23, 2001

             Legg Mason U.S. Government Intermediate Term Portfolio
                  Legg Mason Investment Grade Income Portfolio
                Legg Mason U.S. Government Money Market Portfolio
                         Legg Mason High Yield Portfolio
                             Legg Mason Focus Trust
         Supplement to the Primary Class Prospectus dated April 30, 2001

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small Capitalization Value Trust
                       Legg Mason Financial Services Fund
   Supplement to the Primary Class and Class A Prospectus dated July 25, 2001

                    Legg Mason Maryland Tax Free Income Trust
                  Legg Mason Pennsylvania Tax Free Income Trust
               Legg Mason Tax-Free Intermediate Term Income Trust
         Supplement to the Primary Class Prospectus dated July 31, 2001


The  following  information   supplements  the  information  under  the  heading
"Exchange Privilege":

         Primary Class shares of a fund may also be exchanged for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund.

                   This Supplement is dated December 19, 2001